PROSPECTUS SUPPLEMENT

Global X Funds

SUPPLEMENT DATED MAY 24, 2011
TO THE PROSPECTUS DATED MAY 3, 2011

The following information supplements the information found in the prospectus for the Global X Funds.

Effective May 25, 2011, the following fund will be available for purchase:

Global X Canada Preferred ETF (CNPF)

The following fund is not available for purchase:

Global X SuperDividend ETF (SDIV)

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

Law Offices of DT Chisolm, P.C.
11508 H-236 Providence Road
Charlotte, NC 28277

May 24, 2011

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549
Attention:  Office of Filings, Information & Consumer Services

RE:	Global X Funds (“Trust”)
File Nos. 333-151713, 811-22209

Ladies and Gentlemen:

Enclosed for filing pursuant to Rule 497(e) under the Securities Act of 1933 is a copy of a supplement dated May 24, 2011 to the Trust’s Prospectus dated May 3, 2011.

Sincerely,

/s/ Daphne Tippens Chisolm
Law Offices of DT Chisolm, PC